Significant events - Acquisition of Isban Mexico, S.A. de C.V (Details) - MXN ($) $ in Millions		12 Months Ended
	Oct. 11, 2018	Dec. 31, 2018
Carrying amount of the assets acquired and liabilities assumed
Effect on acquisition		$ (225)
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V.)
Carrying amount of the assets acquired and liabilities assumed
Cash and cash equivalents	$ 715
Property, plant and equipment	457
Other assets	318
Assets	1,490
Other liabilities	(638)
Net assets acquired	852
Acquisition cost	(1,077)
Effect on acquisition	$ (225)